Share-Based Payment Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Research and development expenses	$ 75	$ 75
NIS [Member]
Statement Line Items [Line Items]
Research and development expenses	165	109	604
General and administrative expenses	388	495	759
Expenses due to share-based compensation	$ 553	$ 604	$ 862